Cash and Cash Equivalents (Details) - Schedule of reconciliation of cash and cash equivalents to statement of cash flows - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks:
Cash	[1]	$ 1,073,601	$ 615,842
Current account with the Central Bank	[1]	1,545,472	641,890
Deposits in other domestic banks		129,858	14,506
Deposits abroad		964,803	1,287,978
Subtotal - Cash and due from banks		3,713,734	2,560,216
Transactions in the course of collection		115,967	(719,692)
Highly liquid financial instruments	[2]	125,054	400,014
Repurchase agreements		40,369	34,872
Total cash and cash equivalents		$ 3,995,124	$ 2,275,410

[1]	Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.
[2]	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.